Statements of Cash Flows-Indirect Method - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income for the year	R$ 402,944	R$ 1,132,320	R$ 1,525,865
Adjustments to reconcile net income to cash provided by operating activities
Share of loss (profit) of joint ventures and associates	12,145	14,779	(20,673)
Amortization of contractual assets with customers - exclusive rights	355,250	371,825	463,049
Amortization of right to use assets	300,058
Depreciation and amortization	844,647	812,489	704,544
PIS and COFINS credits on depreciation	14,918	15,721	13,134
Interest and foreign exchange rate variations	1,248,741	1,026,515	854,671
Deferred income and social contribution taxes	(97,465)	162,417	(109,204)
Loss on disposal of property, plant, and equipment and intangibles	30,019	22,088	2,242
Impairment of assets	593,280
Expected losses on doubtful accounts	30,003	69,250	132,756
Provision for losses in inventories	(816)	(1,498)	(802)
Provision for post-employment benefits	10,682	4,854	13,968
Equity instrument granted	7,661	3,773
Other provisions and adjustments	2,364	(3,908)	1,539
Adjustments, total	3,754,431	3,630,625	3,581,089
(Increase) decrease in current assets
Trade receivables and reseller financing	361,563	(355,854)	(725,240)
Inventories	(357,553)	168,704	(606,484)
Recoverable taxes	(550,805)	(11,467)	(334,217)
Dividends received from joint-ventures	4,108	42,436	29,411
Insurance and other receivables	21,737	(14,536)	358,682
Prepaid expenses	(15,507)	(37,525)	(23,016)
Increase (decrease) in current liabilities
Trade payables	(31,605)	576,164	412,393
Salaries and related charges	(22,556)	40,074	7,149
Taxes payable	1,917	46,476	33,054
Income and social contribution taxes	250,486	166,527	783,663
Post-employment benefits	(16,704)	15,596	5,119
Provision for tax, civil, and labor risks	(37,367)	13,272	11,857
Insurance and other payables	66,819	(59,237)	(49,387)
Deferred revenue	1,054	8,159	(3,887)
(Increase) decrease in non-current assets
Trade receivables and reseller financing	11,422	(99,622)	(102,905)
Recoverable taxes	(19,526)	(539,539)	(130,200)
Escrow deposits	(39,936)	(58,757)	(39,795)
Other receivables	(797)	6,350	(4,356)
Prepaid expenses	(4,379)	(58,735)	(116,735)
Increase (decrease) in non-current liabilities
Post-employment benefits	(15,415)	(8,457)	(759)
Provision for tax, civil, and labor risks	18,891	11,811	(68,193)
Other payables	27,698	(4,397)	87,950
Deferred revenue	(11,850)	(1,046)	385
Payments of contractual assets with customers - exclusive rights	(330,068)	(390,177)	(529,732)
Income and social contribution taxes paid	(141,206)	(197,886)	(836,808)
Net cash provided by operating activities	2,924,852	2,888,959	1,739,038
Cash flows from investing activities
Financial investments, net of redemptions	(555,378)	(1,669,937)	60,859
Cash of companies acquired	0	3,662	59,863
Acquisition of property, plant, and equipment	(1,020,042)	(1,178,312)	(1,302,187)
Acquisition of intangible assets	(151,997)	(237,593)	(221,960)
Acquisition of companies	0	(103,373)
Capital increase in joint ventures	(79,124)	(31,908)	(16,000)
Capital reduction in associates	0	1,250
Initial direct costs of right to use assets	(68,007)
Proceeds from disposal of property, plant and equipment and intangibles	39,287	38,578	47,670
Net cash used in investing activities	(1,835,261)	(3,177,633)	(1,371,755)
Cash flows from financing activities
Proceeds	2,105,737	4,461,112	4,510,694
Repayments	(2,644,704)	(3,710,718)	(2,462,200)
Interest paid	(1,469,780)	(737,564)	(769,740)
Payments of lease	(321,716)	(5,120)	(5,191)
Dividends paid	(596,436)	(808,603)	(940,250)
Redemption of non-controlling shares of Oxiteno Nordeste	(2,180)
Capital increase from subsidiary Iconic non-controlling shareholders	6,996
Related parties	(146)	(114)	7,036
Net cash (used in) provided by financing activities	(2,922,229)	(801,007)	340,349
Effect of exchange rate changes on cash and cash equivalents in foreign currency	9,066	26,628	20,214
(Decrease) increase in cash and cash equivalents	(1,823,572)	(1,063,053)	727,846
Cash and cash equivalents at the beginning of the year	3,938,951	5,002,004	4,274,158
Cash and cash equivalents at the end of the year	2,115,379	R$ 3,938,951	R$ 5,002,004
Transactions without cash effect:
Addition on right to use assets and leases payable	R$ 334,857